STOCKHOLDERS’ DEFICIT (Details Narrative)																													1 Months Ended			2 Months Ended			3 Months Ended					4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 06, 2022 USD ($) shares	Nov. 16, 2022 USD ($) $ / shares shares	Nov. 03, 2022 USD ($) shares	Nov. 03, 2022 USD ($) shares	Oct. 25, 2022 USD ($) $ / shares shares	Sep. 21, 2022 $ / shares shares	Aug. 16, 2022 USD ($) $ / shares shares	Aug. 02, 2022 USD ($)	Aug. 02, 2022 USD ($) shares	Jul. 29, 2022 USD ($) shares	Jul. 29, 2022 shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 02, 2022 shares	Jun. 30, 2022 USD ($) $ / shares shares	May 18, 2022 $ / shares shares	Apr. 13, 2022 USD ($) $ / shares shares	Feb. 17, 2022 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares shares	Jan. 20, 2022 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Aug. 12, 2021 USD ($) $ / shares shares	Jul. 20, 2021 USD ($) $ / shares shares	Mar. 22, 2021 USD ($) $ / shares shares	Nov. 17, 2020	Sep. 16, 2020 shares	Apr. 03, 2020 $ / shares shares	Mar. 20, 2020 Integer $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Dec. 27, 2022 USD ($) $ / shares shares	Sep. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Nov. 30, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 AUD ($) shares	Sep. 20, 2022 shares	Aug. 31, 2022 USD ($)	Jul. 12, 2022 shares	Jun. 30, 2022 AUD ($) shares	May 17, 2022 shares	Aug. 12, 2021 AUD ($)	Jun. 30, 2021 AUD ($) shares	Nov. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) shares	Oct. 03, 2019 USD ($)
Class of Stock [Line Items]
Common stock per share | $ / shares						$ 0.001									$ 0.001	$ 0.001														$ 0.001					$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized | shares						10,000,000,000									3,000,000,000	3,000,000,000														3,000,000,000					10,000,000,000		3,000,000,000		3,000,000,000	3,000,000,000		10,000,000,000		3,000,000,000	3,000,000,000	10,000,000,000	3,000,000,000			3,000,000,000	1,000,000,000		3,000,000,000
Number of preferred stock authorized shares | shares						1,500,005										1,500,005
Preferred stock, shares authorized | shares						10,001,500,005									1,500,005	3,001,500,005														1,500,005					1,500,005		1,500,005		1,500,005	1,500,005		1,500,005		1,500,005	1,500,005	1,500,005				1,500,005			1,500,005
Stockholders equity reverse stock split																									one-for-one thousand (1:1,000)
Preferred stock, par value | $ / shares															$ 0.01															$ 0.01					$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Stock issued during period, value																																				$ 48,469								$ 99,285
Aggregate value															$ 220,351															$ 14,056					$ 1,245,700		$ 220,351		$ 14,056	$ 14,056		$ 1,245,700		$ 220,351	$ 14,056
Issuance of stock | shares						10,001,500,005										3,001,500,005																												56,799,716
Proceeds from issuance of common stock													$ 24,711																								99,285					24,711		$ 99,285
Subscription receivable															23,758																						23,758							23,758				$ 23,758
Debt instrument face amount																														95,000					125,000				95,000	95,000		125,000			95,000									$ 19,600
Accrued interest																																			9,543							9,543												416	$ 5,248
Unissued shares conversion | shares																										24,427
Debt instrument unamortized premium																																																						11,785
Equity conversion																																																						$ 31,801
Accrued interest																																													3,000
Debt instrument fair value																														178,368					195,952				178,368	178,368		195,952			178,368
Loss on extinguishment debt conversion																														80,368					107,409				80,368	80,368		107,409			80,368
Derivative fair value																														$ 130,975					106,799				$ 130,975	$ 130,975		106,799			130,975
Reclassified premium amount for additional paid in capital																																			$ 85,346	133,646		$ 16,667				$ 218,992	126,310	$ 335,677	$ 590,504
Common stock, shares issued | shares															220,350,921															14,055,393					1,245,699,501		220,350,921		14,055,393	14,055,393		1,245,699,501		220,350,921	14,055,393	1,245,699,501				220,350,921			14,055,393
Stock issued during period value for services																																			$ 56,811										$ 125,572
Stock issued during period value for services																																										$ 2,408	41,436	$ 72,513	82,872
Stock issued during period shares | shares														12,270,958																														12,270,958
Share price | $ / shares															$ 0.0037																				$ 0.0006		$ 0.0037					$ 0.0006		$ 0.0037
Accrued salaries current															$ 37,341															$ 101,250					$ 46,265		$ 37,341		$ 101,250	$ 101,250		$ 46,265		$ 37,341	101,250	$ 69,000				$ 54,000			$ 135,000
Deemed dividend																																			19,322							$ 408,557		$ 700,340	$ 391,749
Restricted stock units, value | $ / shares
Unvested stock option expense																																										$ 0		$ 0
Stock options granted | shares																																										0		0	0
Warrants exercisable | shares																																										5,960		15,909	29,841
Proceeds from the exercise of warrants	$ 200,000									$ 200,000																																$ 200,000	375,000	$ 625,001	$ 776,044
Subscription receivable value																																										23,758
Gains losses on extinguishment of debt																																			43,520							$ 42,910		$ (17,503)	$ 50,607
Number of shares, exercised | shares
Debt discount to be amortized																																			$ 52,629			5,221				$ 83,903	11,295	$ 47,971	$ 136,527
Share based compensation																																										$ 0	41,436
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of common shares reserved for future issuance | shares															234																				234		234					234		234		234				234
Series B Warrant [Member]
Class of Stock [Line Items]
Proceeds from issuance of warrants																																												$ 625,000	$ 776,044
Warrants to purchase common stock | shares															15,625															19,375							15,625		19,375	19,375				15,625	19,375					15,625			19,375
Warrants exercise price | $ / shares															$ 40																						$ 40							$ 40
Series A And C Warrant [Member]
Class of Stock [Line Items]
Issuance of stock | shares																																										191,999,040			4,199,979
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares															284																				$ 960		284					$ 960		284
Warrants exercise price | $ / shares															200																				200		200					200		200
Alternate cashless warrant exercise price | $ / shares															$ 0.001																				$ 0.001		$ 0.001					$ 0.001		$ 0.001
Percentage of exercise price and market price																																										70.00%		70.00%
Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares															15,625															10,445							15,625		10,445	10,445				15,625	10,445					15,625			10,445
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																														19,375									19,375	19,375					19,375								19,375
Twenty Series A And One Series C Warrants [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																														4,199,979									4,199,979	4,199,979					4,199,979								4,199,979
Two Hundred And Eighty Four Series A Warrants [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares															56,799,716																						56,799,716							56,799,716						56,799,716
Legal Services [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																				$ 0.03
Stock issued during period shares for services | shares																				666,667
Stock issued during period value for services																				$ 20,000
Stock issued during period value for services																																												$ 20,000
Consultant [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																			$ 0.02
Stock issued during period shares for services | shares																			2,274,224
Stock issued during period value for services																			$ 45,030
Stock issued during period value for services																																												45,030
Consultant One [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																		$ 0.02
Stock issued during period shares for services | shares																		1,148,326
Stock issued during period value for services																		$ 24,000
Stock issued during period value for services																																												24,000
Consultant Two [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																	$ 0.0122
Stock issued during period shares for services | shares																	3,833,683
Stock issued during period value for services																	$ 46,771
Stock issued during period value for services																																												$ 46,771
Consultant Three [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares															$ 0.0037																						$ 0.0037							$ 0.0037
Stock issued during period shares for services | shares															12,270,958
Stock issued during period value for services															$ 45,403
Stock issued during period value for services																																												$ 45,403
Stock issued during period shares | shares														12,270,958
Chief Executive Officer [Member]
Class of Stock [Line Items]
Restricted stock units, shares | shares																															78
Chief Scientific Officer [Member]
Class of Stock [Line Items]
Restricted stock units, shares | shares																															39
Convertible Debt [Member]
Class of Stock [Line Items]
Debt instrument face amount															1,000																						$ 1,000							1,000
Accrued interest															57,822															$ 34,098							57,822		$ 34,098	$ 34,098				57,822	$ 34,098
Debt instrument unamortized premium															313,127															$ 196,496							313,127		$ 196,496	$ 196,496				313,127	$ 196,496
Accrued interest																																												8,000
Debt instrument fair value															28,572																						28,572							28,572
Loss on extinguishment debt conversion															19,572																						19,572							19,572
Derivative fair value															2,069																						2,069							2,069
Reclassified premium amount for additional paid in capital																																												$ 335,677
Subsequent Event [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares												$ 0.002	$ 0.002
Issuance of stock | shares												14,336,712																				518,209,044		264,492,661
Proceeds from issuance of common stock												$ 24,711
Debt instrument contractual conversion price | $ / shares																																$ 0.001		$ 0.001
Debt instrument face amount																																$ 136,000		$ 327,200
Accrued interest																																3,756		$ 22,330
Debt instrument unamortized premium																																$ 73,231
Proceeds from the exercise of warrants								$ 50,000
Convertible Debt [Member]
Class of Stock [Line Items]
Issuance of stock | shares																																	380,506,070	264,492,661										96,959,620	8,786,113
Proceeds from issuance of common stock																																	$ 165,691	$ 456,939										$ 657,125	$ 1,239,075
Debt instrument contractual conversion price | $ / shares																														$ 0.13			$ 0.001	$ 0.001					$ 0.13	$ 0.13					$ 0.13
Debt instrument face amount															599,148															$ 1,018,867			$ 158,500	$ 327,200			599,148		$ 1,018,867	$ 1,018,867				599,148	$ 1,018,867
Accrued interest															36,154															103,321			$ 7,191	$ 22,330			36,154		103,321	103,321				36,154	103,321
Conversion fees															$ 2,250															$ 16,500							$ 2,250		$ 16,500	$ 16,500				$ 2,250	$ 16,500
Common stock, shares issued | shares															7,326,007																						7,326,007							7,326,007						7,326,007
Proceeds, Issuance of Shares, Share-based Payment Arrangement, Including Option Exercised																																												$ 19,572
Convertible Debt [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Volatility															0															0					0		0		0	0		0		0	0	0				0			0
Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																												3 days	3 days
Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Volatility															1.28															0.05					4.42		1.28		0.05	0.05		4.42		1.28	0.05	4.42				1.28			0.05
Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Volatility															228															222					256.02		228		222	222		256.02		228	222	256.02				228			222
Convertible Debt [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																																																	7,326,007
Settlement and Mutual Release Agreement [Member]
Class of Stock [Line Items]
Convertible notes payable																																			$ 79,000							$ 79,000
Gains losses on extinguishment of debt																																										610
Common Stock [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares						$ 0.001										$ 0.001
Stock issued during period, value																																				$ 14,337								$ 25,663
Share issued price per share | $ / shares												$ 0.002	$ 0.002		$ 0.01															$ 0.10							$ 0.01		$ 0.10	$ 0.10				$ 0.01	$ 0.10
Issuance of stock | shares													14,336,712																							14,336,712	25,663,288							25,663,288	29,820
Reclassified premium amount for additional paid in capital
Common stock, shares issued | shares															15,625															29,820							15,625		29,820	29,820				15,625	29,820					15,625			29,820
Stock issued during period shares for services | shares																																			79,412,132				580,609	580,609					805,646
Stock issued during period value for services																														$ 58,061					$ 79,412										$ 806
Consulting expenses																																													58,061
Warrants to purchase common stock | shares															15,625																						15,625							15,625						15,625
Number of shares, exercised | shares	5,000										5,000
Common Stock [Member] | Legal Services [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																						$ 0.05
Stock issued during period shares for services | shares																						166,667
Stock issued during period value for services																						$ 7,883
Stock issued during period value for services																																												$ 7,883
Common Stock [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Aggregate value																		$ 24,000
Share issued price per share | $ / shares																		$ 0.02											$ 0.04
Stock issued during period shares for services | shares																													2,819,712
Stock issued during period value for services																													$ 104,611
Stock issued during period value for services																																												104,611
Stock issued during period shares | shares																		1,148,326
Common Stock [Member] | Bonus Payable [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																						$ 0.03
Stock issued during period shares for services | shares																						2,800,000
Stock issued during period value for services																						$ 87,920
Bonus payable															$ 84,000															84,000							$ 84,000		$ 84,000	$ 84,000				84,000	84,000
Stock issued during period value for services																																												3,920
Common Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares		$ 0.00007			$ 0.0009																			$ 0.30
Stock issued during period shares for services | shares		73,301,020			6,111,112																			225,037																	73,301,020
Stock issued during period value for services		$ 51,311			$ 5,500																			$ 67,511
Consulting expenses																																													67,511
Stock issued during period value for services																																										51,311
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares, exercised | shares									1,250
Warrant [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares							$ 0.01
Warrants to purchase common stock | shares							1,000,000
Fair market value of warrants							Aug. 16, 2025
Fair market value of warrants							$ 2,408
Stock valuation price per share | $ / shares							$ 0.0026
Warrant exercise price | $ / shares							$ 0.01
Share based compensation																																										2,408
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Volatility							0
Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term							3 years
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Volatility							3.19
Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Volatility							236
Warrant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Deemed dividend									$ 389,235
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units, shares | shares																															117
Restricted stock units, value | $ / shares																															$ 4,250
Fair value granted, shares																															$ 497,240
Unrecognized restricted stock units expense																																										$ 248,620		248,620
Restricted stock units not yet vested, shares															$ 248,620															$ 248,620							$ 248,620		$ 248,620	$ 248,620				$ 248,620	$ 248,620
Unvested Restricted Stock Units [Member]
Class of Stock [Line Items]
Unvested restricted stock units | shares															59																				59		59					59		59		59				59
Maximum [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Debt instrument contractual conversion price | $ / shares															$ 0.04															$ 2.00							$ 0.04		$ 2.00	$ 2.00				$ 0.04	$ 2.00
Maximum [Member] | Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																										3 months 10 days
Maximum [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares						10,000,000,000										3,000,000,000
Minimum [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Debt instrument contractual conversion price | $ / shares															$ 0.01															$ 0.03							$ 0.01		$ 0.03	$ 0.03				$ 0.01	$ 0.03
Minimum [Member] | Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																										2 months 19 days
Minimum [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares						3,000,000,000										1,000,000,000
Common Stock Purchase Agreement [Member] | Dutchess [Member]
Class of Stock [Line Items]
Agreement term				36 months																	36 months
Lowest trading price																					92.00%
Percentage of average daily trading volume				200.00%																	300.00%
Aggregate value			$ 250,000	$ 250,000																	$ 250,000
Deferred offering cost															$ 20,000																						$ 20,000							$ 20,000
Beneficial ownership limitation, percentage			9.99%	9.99%
Common Stock Purchase Agreement [Member] | Dutchess [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Aggregate value																					$ 20,000
Restricted stock units, shares | shares																					1,000,000
Share issued price per share | $ / shares																					$ 0.02
Common Stock Purchase Agreement [Member] | Dutchess [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock issued during period, value				$ 5,000,000																	$ 5,000,000
Underlying Financing Agreements [Member]
Class of Stock [Line Items]
Number of common shares reserved for future issuance | shares															730,181,169																				3,835,337,946		730,181,169					3,835,337,946		730,181,169		3,835,337,946				730,181,169
Nathanielsz Cancellation Agreement [Member]
Class of Stock [Line Items]
Percentage of bonus of annual base salary																						200.00%
Cancellation Agreement [Member] | Dr. Kenyon [Member]
Class of Stock [Line Items]
Stock issued during period value for services																																												$ 4,788
Accrued salaries current																						$ 102,600
Cancellation Agreement [Member] | Dr. Kenyon [Member]
Class of Stock [Line Items]
Aggregate value																						$ 107,388
Share issued price per share | $ / shares																						$ 0.03
Stock issued during period shares | shares																						3,420,000
Adjustments to additional paid in capital stock issued issuance costs																																												102,600
Director Agreement [Member] | Josef Zelinger [Member]
Class of Stock [Line Items]
Aggregate value																														$ 87,920									$ 87,920	$ 87,920					$ 87,920
Issuance of stock | shares																																													2,800,000
Stock issued during period value for services																																												3,920
Share price | $ / shares																														$ 0.03									$ 0.03	$ 0.03					$ 0.03
Adjustments to additional paid in capital stock issued issuance costs																																												84,000
Accrued salaries current																						$ 184																														$ 250.00
Accrued liabilities																														$ 84,000									$ 84,000	$ 84,000					$ 84,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Equity purchase agreement description																											the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, 7,500 units, each consisting of (i) 1.5 shares of the Company’s common stock, or pre-funded warrants upon Investor’s election due to the 4.99% blocker provision and (ii) 1.5 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”).
Debt discount to be amortized																																										$ 131,168	$ 40,500	73,500	$ 211,000
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																											10,445
Warrants exercise price | $ / shares																											$ 0.10
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued | shares			75,000,000	75,000,000
Debt instrument face amount																																			$ 125,000							125,000														$ 125,000
Accrued interest																																			$ 2,020							2,020
Debt discount to be amortized			$ 37,500	$ 37,500
Mr. Nathanielsz [Member]
Class of Stock [Line Items]
Stock issued during period value for services																																												8,299
Adjustments to additional paid in capital stock issued issuance costs																																												$ 177,840
Mr. Nathanielsz [Member] | Nathanielsz Cancellation Agreement [Member]
Class of Stock [Line Items]
Aggregate value																							$ 186,139
Percentage of bonus of annual base salary																							78.00%
Officers compensation																							$ 177,840
Debt conversion converted instrument shares issued | shares																							5,928,000
Share price | $ / shares																							$ 0.03
Affiliated Entity [Member] | Warrant [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares							$ 0.01
Warrants to purchase common stock | shares							2,305,000
Gains losses on extinguishment of debt																																										$ 17,499
Fair market value of warrants							Aug. 16, 2025
Fair market value of warrants							$ 5,551
Stock valuation price per share | $ / shares							$ 0.0026
Warrant exercise price | $ / shares							$ 0.01
Warrants outstanding payable							$ 23,050
Affiliated Entity [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Volatility							0
Affiliated Entity [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term							3 years
Affiliated Entity [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Volatility							3.19
Affiliated Entity [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Volatility							236
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares															500,000															500,000					500,000		500,000		500,000	500,000		500,000		500,000	500,000	500,000				500,000			500,000		500,000
Preferred stock, par value | $ / shares															$ 0.01															$ 0.01					$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred stock shares issued | shares															500,000															500,000					500,000		500,000		500,000	500,000		500,000		500,000	500,000	500,000				500,000			500,000
Preferred stock shares outstanding | shares															500,000															500,000					500,000		500,000		500,000	500,000		500,000		500,000	500,000	500,000				500,000			500,000
Number of shares issued | shares															0															0							0		0	0				0	0					0			0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares															5															5					5		5		5	5		5		5	5	5				5			5
Preferred stock, par value | $ / shares															$ 0.01															$ 0.01					$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred stock shares issued | shares															1															1					1		1		1	1		1		1	1	1				1			1
Preferred stock shares outstanding | shares															1															1					1		1		1	1		1		1	1	1				1			1
Number of shares issued | shares															0															0					0		0		0	0		0		0	0	0				0			0
Series B Preferred Stock [Member] | Nathanielsz [Member]
Class of Stock [Line Items]
Beneficial ownership shares | shares															1																				1		1					1		1		1				1
Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																														10,445									10,445	10,445					10,445								10,445
Series A Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares															$ 200																						$ 200							$ 200
Series B Warrants [Member]
Class of Stock [Line Items]
Number of shares, exercised | shares	5,000									5,000
Series B Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares, exercised | shares									1,250
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																											63,750	3,750
Warrants exercise price | $ / shares																												$ 40
Warrants term																												3 years
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																												63,750
Warrants exercisable | shares																												37,500
Trading days | Integer																												10
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Holder [Member]
Class of Stock [Line Items]
Issuance of stock | shares																												3,750
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																											63,750
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																												63,750
Warrants exercise price | $ / shares																												$ 200
Warrants term																												3 years
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares																																			$ 200							$ 200
Series A Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																												11,250
Warrants exercise price | $ / shares																												$ 200
Warrants term																												3 years
Warrant description																												the Series A Warrants contain a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $200 per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”). The Alternate Cashless Exercise price is $0.001.